UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04665

Commonwealth International Series Trust

(Exact name of registrant as specified in charter)

791 Town & Country Blvd.

Houston, TX 77024-3925

(Address of principal executive offices) (Zip code)

CT Corporation System

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Copies to:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: (888)-345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

Commonwealth International Series Trust

791 Town & Country Blvd, Suite 250

Houston, TX 77024-3925

888-345-1898

www.commonwealthfunds.com

INVESTMENT ADVISOR

FCA Corp

791 Town & Country Blvd, Suite 250

Houston, TX 77024-3925

713-781-2856

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

TRANSFER AGENT & ADMINISTRATOR

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center

38 Fountain Square Plaza

Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS 66211

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Commonwealth Australia/New Zealand Fund

Africa Fund

Commonwealth Japan Fund

Commonwealth Global Fund

Commonwealth Real Estate Securities Fund

SEMI-ANNUAL REPORT

April 30, 2016

SEMI-ANNUAL REPORT 2016

PERFORMANCE OVERVIEW – April 30, 2016 (Unaudited)

	Inception Date			Average Annual			Gross Expense Ratio[1]	Net Expense Ratio[1]
		6 Month	1 Year	5 Year	10 Year	Since Inception
Commonwealth Australia/New Zealand Fund	11/25/91	11.58%	-0.33%	3.64%	4.18%	5.38%	2.75%	2.75%
Africa Fund	11/07/11	-5.37%	-21.14%	—	—	-4.16%	3.76%	1.93%
Commonwealth Japan Fund	07/10/89	-0.61%	-2.09%	3.44%	-2.34%	-3.48%	3.13%	1.77%
Commonwealth Global Fund	12/03/02	-1.08%	-14.18%	-0.60%	1.46%	5.56%	2.74%	2.74%
Commonwealth Real Estate Securities Fund	01/05/04	-0.97%	-2.44%	5.55%	1.96%	4.02%	2.80%	2.80%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns which may be lower or higher. The above table does not reflect the deduction of taxes that a shareholder would pay on the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund (each a “Fund” and collectively the “Funds”) distributions or the redemption of Fund shares. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 888-345-1898.

[1]	The above expense ratios are from the Funds’ Prospectus, dated February 28, 2016. FCA Corp. has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund and Commonwealth Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of each Fund. This expense limitation agreement may be terminated by FCA Corp. or the Trust at any time after February 28, 2017. FCA Corp. may recoup any waived amount from the Funds pursuant to this agreement if such reimbursement does not cause the Funds to exceed the expense limitation in place at the time the fee was waived and the expense reimbursement is made within three years after the year in which FCA Corp. incurred the expense. Additional information pertaining to the Funds’ expense ratios as of April 30, 2016, can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses prior to fee waiver/reimbursement would be 2.75%, 3.58%, 3.11%, 2.73% and 2.80% for the Commonwealth Australia/New Zealand Fund, Africa Fund, Commonwealth Japan Fund, Commonwealth Global Fund and Commonwealth Real Estate Securities Fund, respectively.

You should carefully consider the investment objectives, risks, charges and expenses of the Fund before investing. This and other information can be found in the Fund’s Prospectus, which can be obtained from www.commonwealthfunds.com, by calling the Funds directly at 888-345-1898 or by contracting your investment representative. Please read it carefully before you invest or send money.

SEMI-ANNUAL REPORT 2016

PORTFOLIO COMPOSITION – April 30, 2016* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or Security Type	Percentage of Total Investments
Marine Ports & Services	21.3%
Health Care Facilities	10.0%
Air Freight & Logistics	7.2%
Specialized Finance	4.9%
Industrial Machinery	4.5%
Health Care Services	4.4%
Property & Casualty Insurance	3.6%
Rail Roads	3.6%
Cable & Satellite	3.4%
Banks	3.1%
Oil & Gas Refining, Marketing & Transportation	2.9%
Electric Utilities	2.8%
Oil & Gas Exploration & Production	2.8%
Hypermarkets and Super Centers	2.4%
Home Furnishing Retail	2.2%
Multi-Utilities and Unregulated Power	2.0%
Health Care Equipment	1.9%
Reinsurance	1.9%
Specialty Stores	1.9%
Utilities	1.9%
Computer & Electronics Retail	1.5%
Short-Term Investments	1.5%
Wireless Telecommunication Services	1.2%
Airport Services	1.0%
Consumer Finance	1.0%
Industrial Conglomerates	1.0%
Electronic Equipment Manufacturers	0.9%
Specialized Consumer Services	0.8%
Airlines	0.7%
Education Services	0.6%
Biotechnology	0.5%
Steel	0.4%
Trading Companies & Distributors	0.2%
Coal & Consumable Fuels	0.0%
100.0%

AFRICA FUND
Country or Security Type	Percentage of Total Investments
South Africa	64.6%
Short-Term Investments	12.0%
Exchange Traded Funds – Africa Region	10.0%
Exchange Traded Funds – South Africa	6.9%
Exchange Traded Funds – Nigeria	4.1%
Egypt	2.4%
100.0%

COMMONWEALTH JAPAN FUND
Industry or Security Type	Percentage of Total Investments
Health Care Supplies	15.0%
Railroads	14.4%
Short-Term Investments	6.1%
Construction & Engineering	5.8%
Industrial Machinery	5.5%
Air Freight & Logistics	4.0%
Diversified Real Estate Activities	3.9%
Health Care Equipment	3.9%
Leisure Products	3.9%
Life & Health Insurance	3.9%
Tires & Rubber	3.1%
Household Products	2.6%
IT Consulting & Other Services	2.6%
Retail REITS	2.6%
Auto Parts & Equipment	2.5%
Drug Retail	2.5%
Trucking	2.3%
Soft Drinks	2.2%
Brewers	2.1%
Marine	2.1%
Electric Utilities	1.8%
Trading Companies & Distributors	1.7%
Specialized Finance	1.1%
Distributors	1.0%
Food Retail	1.0%
Diversified Banks	0.9%
Specialty Chemicals	0.8%
Regional Banks	0.7%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2016

PORTFOLIO COMPOSITION – April 30, 2016* (Unaudited)

COMMONWEALTH GLOBAL FUND
Country or Security Type	Percentage of Total Investments
United States	50.2%
United Kingdom	13.8%
Japan	5.5%
Switzerland	5.4%
India	3.0%
Mexico	2.9%
Israel	2.4%
Norway	2.3%
Chile	2.2%
France	2.2%
Germany	2.1%
Bermuda	2.0%
South Africa	1.9%
Republic of South Korea	1.7%
Singapore	1.6%
Greece	0.4%
Call Options	0.3%
Short-Term Investments	0.1%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or Security Type	Percentage of Total Investments
Specialized REITS	14.6%
Office REITS	9.6%
Construction Materials	9.2%
Retail REITS	7.6%
Hotels, Resorts & Cruise Lines	7.5%
Diversified REITS	7.1%
Residential REITS	5.2%
Wireless Telecommunication Services	4.9%
Real Estate Operating Companies	4.1%
Thrifts & Mortgage Finance	3.8%
Homebuilding	3.6%
Construction & Engineering	2.9%
Building Products	2.4%
Home Improvement Retail	2.2%
Airport Services	2.1%
Industrial REITS	1.9%
Regional Banks	1.8%
Short-Term Investments	1.8%
Exchange Traded Funds – China	1.7%
Restaurants	1.7%
Diversified Real Estate Activities	1.2%
Health Care REITS	1.2%
Diversified Banks	0.9%
Hotels, Resorts REITs	0.6%
Call Options	0.4%
100.0%

*	Portfolio composition is subject to change.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (93.0%)
AUSTRALIA (17.6%)
CONSUMER FINANCE (1.0%)
FlexiGroup Ltd.	95,000	$171,735

HEALTH CARE EQUIPMENT (1.8%)
Cochlear Ltd.	4,000	327,194

HEALTH CARE SERVICES (2.2%)
Sonic Healthcare Ltd.	27,368	401,620

HYPERMARKETS AND SUPER CENTERS (2.4%)
Wesfarmers Ltd.	13,011	421,316

MULTI-UTILITIES AND UNREGULATED POWER (2.0%)
AGL Energy Ltd.	26,002	360,174

OIL & GAS EXPLORATION & PRODUCTION (1.0%)
Woodside Petroleum Ltd.	8,711	186,507

PROPERTY & CASUALTY INSURANCE (3.5%)
Insurance Australia Group Ltd.	43,966	191,593
QBE Insurance Group Ltd.	52,877	445,058

		636,651

RAILROADS (3.5%)
Asciano Ltd.	93,333	625,712

SPECIALIZED CONSUMER SERVICES (0.0%)
Slater & Gordon Ltd.	21,001	4,665

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Silver Chef Ltd.	5,508	41,268

		3,176,842

NEW ZEALAND (75.4%)
AIR FREIGHT & LOGISTICS (7.0%)
Freightways Ltd.	173,540	801,257
Mainfreight Ltd.	40,000	457,498

		1,258,755

AIRLINES (0.7%)
Air New Zealand Ltd.	70,000	120,103

AIRPORT SERVICES (0.9%)
Airwork Holdings Ltd.	50,000	167,688

BIOTECHNOLOGY (0.5%)
Pacific Edge Ltd. *	200,000	87,629

CABLE & SATELLITE (3.3%)
SKY Network Television Ltd.	159,745	592,906

COAL & CONSUMABLE FUELS (0.0%)
Pike River Coal Ltd. * (1)	1,145,295	—

COMPUTER & ELECTRONICS RETAIL (1.4%)
Smiths City Group Ltd.	749,688	261,527

	Shares	Fair Value
COMMON STOCKS (93.0%) – Continued
NEW ZEALAND (75.4%) – Continued
EDUCATION SERVICES (0.6%)
Evolve Education Group Ltd.	154,242	$111,875

ELECTRIC UTILITIES (2.8%)
Infratil Ltd.	220,777	499,084

ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
ikeGPS Group Ltd. *	378,802	163,624

HEALTH CARE FACILITIES (9.7%)
Metlifecare Ltd.	174,783	637,409
Ryman Healthcare Ltd.	180,000	1,121,987

		1,759,396

HEALTH CARE SERVICES (2.1%)
Abano Healthcare Group Ltd.	65,404	375,228

HOME FURNISHING RETAIL (2.2%)
Briscoe Group Ltd.	183,520	387,996

INDUSTRIAL (1.0%)
Hellaby Holdings Ltd.	90,000	177,112

INDUSTRIAL MACHINERY (4.4%)
Scott Technology Ltd.	541,459	662,328
Skellerup Holdings Ltd.	150,000	138,196

		800,524

MARINE PORTS & SERVICES (20.8%)
Marsden Maritime Holdings Ltd.	81,425	171,362
Port of Tauranga Ltd.	20,000	261,277
South Port New Zealand Ltd.	990,540	3,319,226

		3,751,865

OIL & GAS EXPLORATION & PRODUCTION (1.7%)
New Zealand Oil & Gas Ltd.	889,387	300,113

OIL & GAS REFINING, MARKETING & TRANSPORTATION (2.8%)
New Zealand Refining Co., Ltd.	245,157	511,346

REINSURNACE (1.9%)
CBL Corp. Ltd.	205,000	343,044

SPECIALIZED CONSUMER SERVICES (0.8%)
Bethunes Investments Ltd. * (2)	11,201,593	144,688

SPECIALIZED FINANCE (4.7%)
Heartland New Zealand Ltd.	1,012,377	854,132

SPECIALTY STORES (1.8%)
Kathmandu Holdings Ltd.	230,000	254,980
Michael Hill International Ltd.	100,000	76,849

		331,829

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Fair Value
COMMON STOCKS (93.0%) – Continued
NEW ZEALAND (75.4%) – Continued
STEEL (0.4%)
Steel & Tube Holdings Ltd.	50,000	$78,095

UTILITIES (1.8%)
Contact Energy Ltd.	40,000	141,914
TrustPower Ltd.	35,000	189,307

		331,221

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
TeamTalk Ltd.	415,473	209,024

		13,618,804

TOTAL COMMON STOCKS (Cost $13,686,676)		16,795,646

	Principal
CORPORATE BONDS (3.0%)
NEW ZEALAND (3.0%)
BANKS (3.0%)
Credit Agricole SA, 5.04%, 12/29/49 (3) (4) (5)	900,000	543,550

TOTAL CORPORATE BONDS (Cost $469,473)		543,550

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.5%)
Federated Government Obligations Fund, Institutional Class, 0.21% (6)	264,621	$264,621

TOTAL SHORT-TERM INVESTMENTS (Cost $264,621)		264,621

TOTAL INVESTMENTS (97.5%) (Cost $14,420,770)		17,603,817

OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)		457,197

NET ASSETS (100.0%)		$18,061,014

*	Non-income producing security.

(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.

(2)	Affiliated Investment. See Notes to Financial Statements.

(3)	Callable.

(4)	Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2016.

(5)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

(6)	Rate disclosed is the seven day yield as of April 30, 2016.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Africa Fund

	Shares	Fair Value
COMMON STOCKS (66.4%)
EGYPT (2.4%)
DIVERSIFIED BANKS (0.9%)
Commercial International Bank Egypt SAE	5,000	$18,650

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Global Telecom Holding SAE GDR *	20,000	33,000

		51,650

SOUTH AFRICA (64.0%)
AGRICULTURAL PRODUCTS (1.4%)
Crookes Brothers Ltd.	8,000	30,287

ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
Coronation Fund Managers Ltd.	6,500	33,805

AUTOMOTIVE RETAIL (0.8%)
Combined Motor Holdings Ltd.	15,000	18,325

CABLE & SATELLITE (2.5%)
Naspers Ltd., N Shares	400	54,887

COAL & CONSUMABLE FUELS (0.6%)
Exxaro Resources Ltd.	2,000	12,610

CONSTRUCTION & ENGINEERING (1.6%)
Murray & Roberts Holdings Ltd.	9,000	9,326
Wilson Bayly Holmes-Ovcon Ltd.	3,000	25,607

		34,933

DEPARTMENT STORES (0.9%)
Woolworths Holdings Ltd.	3,046	19,604

DISTRIBUTORS (1.1%)
Imperial Holdings Ltd. ADR	2,400	24,744

DIVERSIFIED BANKS (9.1%)
Capitec Bank Holdings Ltd.	2,850	118,342
Nedbank Group Ltd.	3,000	38,379
Standard Bank Group Ltd. ADR	4,800	42,792

		199,513

FOOD RETAIL (3.0%)
Shoprite Holdings Ltd. ADR	5,400	64,746

GOLD (1.8%)
AngloGold Ashanti Ltd. ADR *	1,000	16,450
Gold Fields Ltd. ADR	5,000	23,500

		39,950

HEALTH CARE FACILITIES (2.2%)
Mediclinic International Ltd.	3,562	47,102

INDUSTRIAL CONGLOMERATES (2.5%)
Bidvest Group Ltd.	2,167	55,000

	Shares	Fair Value
COMMON STOCKS (66.4%) – Continued
SOUTH AFRICA (64.0%) – Continued
INDUSTRIAL MACHINERY (0.9%)
Howden Africa Holdings Ltd. *	11,000	$20,092

INTEGRATED OIL & GAS (2.4%)
Sasol Ltd. ADR	1,600	52,464

LIFE & HEALTH INSURANCE (6.0%)
Clientele Ltd.	50,000	50,055
Discovery Ltd.	9,000	80,438

		130,493

MARINE (1.6%)
Grindrod Ltd.	35,000	35,186

OTHER DIVERSIFIED FINANCIAL SERVICES (8.8%)
African Bank Investments Ltd. * (1)	18,666	—
FirstRand Ltd.	14,300	45,961
PSG Group Ltd.	10,400	145,212

		191,173

PACKAGED FOODS & MEATS (6.3%)
Astral Foods Ltd.	4,000	36,368
Pioneer Foods Group Ltd.	2,000	23,365
RCL Foods Ltd.	27,559	27,105
Sovereign Food Investments Ltd.	30,000	15,701
Tiger Brands Ltd.	1,400	34,635

		137,174

PHARMACEUTICALS (1.1%)
Aspen Pharmacare Holdings Ltd.	1,000	23,568

PRECIOUS METALS & MINERALS (1.1%)
Anglo American Platinum Ltd. *	800	23,109

SYSTEMS SOFTWARE (0.4%)
ISA Holdings Ltd.	103,000	7,815

TECHNOLOGY DISTRIBUTORS (1.0%)
Pinnacle Holdings Ltd. *	20,700	21,813

TRADING COMPANIES & DISTRIBUTORS (2.0%)
Barloworld Ltd.	4,300	24,868
Eqstra Holdings Ltd. *	25,000	3,881
Invicta Holdings Ltd.	4,000	15,259

		44,008

TRUCKING (0.3%)
Value Group Ltd.	30,000	7,166

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Africa Fund

	Shares	Fair Value
COMMON STOCKS (66.4%) – Continued
SOUTH AFRICA (64.0%) – Continued
WIRELESS TELECOMMUNICATION SERVICES (3.1%)
MTN Group Ltd. ADR	3,200	$33,440
Vodacom Group Ltd.	3,000	34,880

		68,320

		1,397,887

TOTAL COMMON STOCKS (Cost $1,721,782)		1,449,537

EXCHANGE-TRADED FUNDS (21.1%)
Global X MSCI Nigeria ETF	14,200	90,454
iShares MSCI South Africa Index Fund	2,700	150,120
VanEck Vectors Africa Index ETF	10,340	219,518

		460,092

TOTAL EXCHANGE-TRADED FUNDS (Cost $644,636)		460,092

	Principal
SOVEREIGN BONDS (0.6%)
SOUTH AFRICA (0.6%)
South Africa Government Bond, 8.00%, 12/21/18 (2)	200,000	13,984

TOTAL SOVERIGN BONDS (Cost $26,335)		13,984

	Shares	Fair Value
SHORT-TERM INVESTMENTS (12.0%)
UNITED STATES (12.0%)
Federated Government Obligations Fund, Institutional Shares, 0.21% (3)	261,925	$261,925

TOTAL SHORT-TERM INVESTMENTS (Cost $261,925)		261,925

TOTAL INVESTMENTS (100.1%) (Cost $2,654,678)		2,185,538

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(1,953)

NET ASSETS (100.0%)		$2,183,585

*	Non-income producing security.

(1)	Security is being fair valued in accordance with the Trust’s fair valuation policies.

(2)	Principal amount shown in South African Rand; value shown in U.S. Dollars.

(3)	Rate disclosed is the seven day yield as of April 30, 2016.

ADR	— American Depositary Receipt

ETF	— Exchange-Traded Fund

GDR	— Global Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (91.6%)
JAPAN (91.6%)
AIR FREIGHT & LOGISTICS (3.9%)
Kintetsu World Express, Inc.	4,000	$52,339
Yamato Holdings Co., Ltd.	7,000	141,188

		193,527

AUTO PARTS & EQUIPMENT (2.4%)
NGK Spark Plug Co., Ltd.	6,000	119,666

BREWERS (2.0%)
Kirin Holdings Co., Ltd.	7,000	100,964

CONSTRUCTION & ENGINEERING (5.6%)
Kajima Corp.	33,000	205,011
Taihei Dengyo Kaisha Ltd.	6,000	49,305
Takada Corp.	6,000	25,199

		279,515

DISTRIBUTORS (1.0%)
Yamae Hisano Co., Ltd.	5,200	47,536

DIVERSIFIED BANKS (0.9%)
Mizuho Financial Group, Inc.	30,000	44,969

DIVERSIFIED REAL ESTATE ACTIVITIES (3.8%)
Mitsui Fudosan Co., Ltd.	3,000	73,271
Sumitomo Realty & Development Co., Ltd.	4,000	116,311

		189,582

DRUG RETAIL (2.4%)
Sugi Holdings Co., Ltd.	2,500	120,877

ELECTRIC UTILITIES (1.8%)
Tohoku Electric Power Co., Inc.	7,000	89,499

FOOD RETAIL (1.0%)
Maxvalu Kyushu Co., Ltd.	3,000	47,372

HEALTH CARE EQUIPMENT (3.8%)
Terumo Corp.	5,000	190,086

HEALTH CARE SUPPLIES (14.6%)
Asahi Intecc Co., Ltd.	12,000	577,328
Hoya Corp.	4,000	153,184

		730,512

HOUSEHOLD PRODUCTS (2.5%)
Unicharm Corp.	6,000	124,032

INDUSTRIAL MACHINERY (5.4%)
FANUC Corp.	700	103,410
Meidensha Corp.	28,000	116,933
Torishima Pump Manufacturing Co., Ltd.	5,000	47,509

		267,852

	Shares	Fair Value
COMMON STOCKS (91.6%) – Continued
JAPAN (91.6%) – Continued
IT CONSULTING & OTHER SERVICES (2.5%)
INES Corp.	5,000	$52,221
Otsuka Corp.	1,500	71,535

		123,756

LEISURE PRODUCTS (3.8%)
Sankyo Co., Ltd.	2,000	75,726
Shimano, Inc.	800	114,782

		190,508

LIFE & HEALTH INSURANCE (3.8%)
Dai-ichi Life Insurance Co., Ltd.	11,000	132,223
T&D Holdings, Inc.	6,000	57,438

		189,661

MARINE (2.0%)
Kawasaki Kisen Kaisha Ltd.	30,000	63,970
Mitsui Osk Lines Ltd.	18,000	38,253

		102,223

RAILROADS (14.0%)
East Japan Railway Co.	1,500	131,970
Hankyu Hanshin Holdings, Inc.	22,000	139,454
Keikyu Corp.	13,000	117,683
Keio Corp.	18,000	158,551
Nishi-Nippon Railroad Co., Ltd.	10,000	60,997
Tobu Railway Co., Ltd.	18,000	92,255

		700,910

REGIONAL BANKS (0.7%)
Nishi-Nippon City Bank Ltd.	20,000	36,087

RETAIL REITS (2.6%)
Fukuoka REIT Corp.	70	127,583

SOFT DRINKS (2.2%)
Coca-Cola West Co., Ltd.	4,000	108,431

SPECIALIZED FINANCE (1.0%)
Kyushu Leasing Service Co., Ltd.	13,000	51,894

SPECIALTY CHEMICALS (0.8%)
JSR Corp.	3,000	41,126

TIRES & RUBBER (3.1%)
Sumitomo Rubber Industries Ltd.	10,000	152,243

TRADING COMPANIES & DISTRIBUTORS (1.7%)
Marubeni Corp.	16,000	84,936

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Japan Fund

	Shares	Fair Value
COMMON STOCKS (91.6%) – Continued
JAPAN (91.6%) – Continued
TRUCKING (2.3%)
Daiichi Koutsu Sangyo Co., Ltd.	3,600	$44,487
Nippon Express Co., Ltd.	15,000	68,455

		112,942

TOTAL COMMON STOCKS (Cost $2,828,620)		4,568,289

SHORT-TERM INVESTMENTS (5.9%)
Federated Government Obligations Fund, Institutional Shares, 0.21% (1)	294,579	294,579

TOTAL SHORT-TERM INVESTMENTS (Cost $294,579)		294,579

TOTAL INVESTMENTS (97.5%) (Cost $3,123,199)		4,862,868

OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%)		127,021

NET ASSETS (100.0%)		$4,989,889

(1)	Rate disclosed is the seven day yield as of April 30, 2016.

REIT — Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (96.6%)
BERMUDA (2.1%)
REINSURANCE (2.1%)
Maiden Holdings Ltd.	25,000	$305,750

CHILE (2.2%)
BREWERS (2.2%)
Cia Cervecerias Unidas SA ADR	14,401	322,870

FRANCE (2.2%)
DIVERSIFIED CHEMICALS (2.2%)
Arkema SA ADR	4,130	329,417

GERMANY (2.1%)
INDUSTRIAL CONGLOMERATES (2.1%)
Siemens AG ADR	3,000	314,340

GREECE (0.4%)
MARINE (0.4%)
Danaos Corp. *	15,000	59,250

INDIA (3.1%)
AUTOMOBILE MANUFACTURERS (1.4%)
Tata Motors Ltd. ADR *	6,500	197,470

DIVERSIFIED BANKS (1.7%)
HDFC Bank Ltd. ADR	4,000	251,480

		448,950

ISRAEL (2.4%)
APPLICATION SOFTWARE (2.4%)
NICE-Systems Ltd. ADR	5,500	351,175

JAPAN (5.6%)
AUTOMOBILE MANUFACTURERS (1.2%)
Toyota Motor Corp. ADR	1,700	172,890

ELECTRICAL COMPONENTS & EQUIPMENT (2.4%)
Nidec Corp. ADR	20,000	362,200

TIRES & RUBBER (2.0%)
Bridgestone Corp.	16,000	292,640

		827,730

MEXICO (3.0%)
BROADCASTING & CABLE TV (3.0%)
Grupo Televisa SA ADR	15,000	438,450

NORWAY (2.3%)
MULTI-LINE INSURANCE (2.3%)
Gjensidige Forsikring ASA ADR	20,000	342,508

REPUBLIC OF SOUTH KOREA (1.7%)
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
SK Telecom Co., Ltd. ADR	12,500	250,000

	Shares	Fair Value
COMMON STOCKS (96.6%) – Continued

SINGAPORE (1.6%)
DIVERSIFIED BANKS (1.6%)
DBS Group Holdings Ltd. ADR	5,146	$232,959

SOUTH AFRICA (2.0%)
FOOD RETAIL (2.0%)
Shoprite Holdings Ltd. ADR	24,000	287,760

SWITZERLAND 5.5%
PACKAGED FOODS & MEATS (2.9%)
Nestle SA ADR	5,750	428,778

PHARMACEUTICALS (2.6%)
Roche Holding AG ADR	12,000	378,840

		807,618

UNITED KINGDOM (13.9%)
CABLE & SATELLITE (1.5%)
Sky PLC ADR	4,000	219,600

DISTILLERS & VINTNERS (2.0%)
Diageo PLC ADR	2,800	303,324

INTEGRATED OIL & GAS (1.8%)
BP PLC ADR	7,883	264,711

LIFE & HEALTH INSURANCE (2.2%)
Old Mutual PLC ADR	15,125	328,213

PACKAGED FOODS & MEATS (2.7%)
Unilever NV (1)	9,000	396,180

PHARMACEUTICALS (1.6%)
GlaxoSmithKline PLC ADR	5,500	236,005

WIRELESS TELECOMMUNICATION SERVICES (2.1%)
Vodafone Group PLC ADR (1)	9,295	304,318

		2,052,351

UNITED STATES (46.5%)
BIOTECHNOLOGY (1.4%)
United Therapeutics Corp. * (1)	2,000	210,400

COMMUNICATIONS EQUIPMENT (2.0%)
KVH Industries, Inc. *	30,000	292,800

CONSTRUCTION & ENGINEERING (1.6%)
AECOM * (1)	7,000	227,430

CONSTRUCTION MACHINERY & HEAVY TRUCKS (3.7%)
AGCO Corp. (1)	5,000	267,350
Miller Industries, Inc.	13,000	276,380

		543,730

DEPARTMENT STORES (1.2%)
JC Penney Co., Inc. * (1)	19,500	180,960

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Global Fund

	Shares	Fair Value
COMMON STOCKS (96.6%) – Continued
UNITED STATES (46.5%) – Continued
DIVERSIFIED BANKS (2.0%)
Wells Fargo & Co.	6,000	$299,880

FOOD RETAIL (1.9%)
Kroger Co.	8,000	283,120

GAS UTILITIES (2.5%)
Northwest Natural Gas Co.	7,000	360,780

HARDWARE, STORAGE & PERIPHERALS (1.5%)
NetApp, Inc. (1)	9,000	212,760

HEALTH CARE FACILITIES (2.3%)
LifePoint Health, Inc. * (1)	5,000	337,800

HEALTH CARE SUPPLIES (2.4%)
Dentsply Sirona, Inc.	6,000	357,600

HOUSEHOLD PRODUCTS (1.9%)
Procter & Gamble Co./The	3,500	280,420

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.1%)
Calpine Corp. * (1)	20,000	315,600

INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
Verizon Communications, Inc.	6,071	309,257

IT CONSULTING & OTHER SERVICES (1.4%)
International Business Machines Corp.	1,400	204,316

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Thermo Fisher Scientific, Inc.	1,500	216,375

MULTI-LINE UTILITIES AND UNREGULATED POWER (2.5%)
Public Service Enterprise Group, Inc. (1)	8,000	369,040

PACKAGED FOODS & MEATS (2.0%)
Cal-Maine Foods, Inc. (1)	5,800	294,408

PHARMACEUTICALS (1.8%)
Lannett Co., Inc. * (1)	14,000	268,520

RAILROADS (3.5%)
Genesee & Wyoming, Inc., Class A *	3,000	195,330
Norfolk Southern Corp.	3,500	315,385

		510,715

SPECIALTY STORES (3.3%)
Big 5 Sporting Goods Corp. (1)	40,000	483,600

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.9%)
Apple, Inc.	3,000	281,220
		6,840,731

TOTAL COMMON STOCKS (Cost $11,716,044)		14,211,859

	Shares	Fair Value
PREFERRED STOCKS (4.4%)
UNITED STATES (4.4%)
DIVERSIFIED BANKS (4.4%)
HSBC USA, Inc., Series F, 3.50% (2) (3)	18,000	$399,780
HSBC USA, Inc., Series G, 4.00% (2) (3)	10,000	251,000

TOTAL PREFERRED STOCKS (Cost $467,195)		650,780

	Contracts
CALL OPTIONS PURCHASED (0.3%)
UNITED STATES (0.3%)
Chevron Corp., Strike Price: $100, Expiration 1/20/17 *	25	19,125
Haliburton Co., Strike Price: $40, Expiration 1/20/17 *	60	31,500
iShares MSCI Japan ETF, Strike Price: $15, Expiration 1/20/17 *	150	600

TOTAL CALL OPTIONS PURCHASED (Cost $54,672)		51,225

	Shares
SHORT-TERM INVESTMENTS (0.1%)
Federated Government Obligations Fund, Institutional Shares, 0.21% (4)	13,401	13,401

TOTAL SHORT-TERM INVESTMENTS (Cost $13,401)		13,401

TOTAL INVESTMENTS (101.4%) (Cost $12,251,312)		14,927,265

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)		(209,752)

NET ASSETS (100.0%)		$14,717,513

*	Non-income producing security.

(1)	Subject to call options written.

(2)	Callable

(3)	Variable or Floating Rate Security. Rate disclosed is as of April 30, 2016.

(4)	Rate disclosed is the seven day yield as of April 30, 2016.

ADR	— American Depositary Receipt

ETF	— Exchange Traded Fund

PLC	— Public Limited Company

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (97.6%)
AIRPORT SERVICES (2.1%)
Grupo Aeroportuario del Sureste SAB de CV ADR	1,300	$199,992

BUILDING PRODUCTS (2.4%)
Lennox International, Inc.	1,700	229,415

CONSTRUCTION & ENGINEERING (3.0%)
Kajima Corp. ADR	2,000	123,520
Stuart Olson, Inc.	30,000	159,000

		282,520

CONSTRUCTION MATERIALS (9.4%)
Cemex SAB de CV ADR *	27,669	206,136
CRH PLC ADR (1)	3,000	87,330
James Hardie Industries PLC ADR	25,000	350,500
Martin Marietta Materials, Inc.	1,430	241,999

		885,965

DIVERSIFIED BANKS (0.9%)
Lloyds Banking Group PLC ADR	21,000	83,790

DIVERSIFIED REAL ESTATE ACTIVITIES (1.2%)
Lend Lease Group ADR	11,900	113,621

DIVERSIFIED REITS (7.3%)
British Land Co. PLC ADR	9,000	96,570
Vornado Realty Trust	1,207	115,546
Washington Real Estate Investment Trust	6,000	172,020
WP Carey, Inc.	5,000	305,450

		689,586

HEALTH CARE REIT (1.2%)
Care Capital Properties, Inc.	4,207	112,201

HOME IMPROVEMENT RETAIL (2.3%)
Kingfisher PLC ADR	20,000	213,400

HOMEBUILDING (3.6%)
Gafisa SA ADR	12,000	15,840
M.D.C. Holdings, Inc. (1)	5,000	123,050
Toll Brothers, Inc. *	4,500	122,850
WCI Communities, Inc. *	5,200	83,096

		344,836

HOTEL & RESORT REITS (0.6%)
Summit Hotel Properties, Inc.	5,200	59,280

HOTELS, RESORTS & CRUISE LINES (7.7%)
InterContinental Hotels Group PLC ADR	5,414	217,318
Marriott International, Inc., Class A	5,035	352,903
Ryman Hospitality Properties, Inc.	3,024	155,827

		726,048

	Shares	Fair Value
COMMON STOCKS (97.6%) – Continued
INDUSTRIAL REITS (1.9%)
EastGroup Properties, Inc.	3,000	$179,250

OFFICE REITS (9.7%)
Alexandria Real Estate Equities, Inc.	2,000	185,900
Boston Properties, Inc.	2,500	322,150
Douglas Emmett, Inc.	3,000	97,350
SL Green Realty Corp.	3,000	315,240

		920,640

REAL ESTATE OPERATING COMPANIES (4.1%)
Farmland Partners, Inc.	9,205	99,322
Gladstone Land Corp.	9,700	100,589
IRSA Inversiones y Representaciones SA ADR	5,046	74,832
IRSA Propiedades Comerciales SA ADR	2,950	115,345

		390,088

REGIONAL BANKS (1.8%)
Regions Financial Corp.	18,000	168,840

RESIDENTIAL REITS (5.3%)
AvalonBay Communities, Inc.	1,347	238,136
Boardwalk Real Estate Investment Trust	1,500	64,133
Essex Property Trust, Inc.	900	198,405

		500,674

RESTAURANTS (1.7%)
Luby’s, Inc. *	32,994	165,960

RETAIL REITS (7.8%)
Acadia Realty Trust	4,985	167,994
Brixmor Property Group, Inc.	5,000	126,250
National Retail Properties, Inc.	4,000	175,040
Simon Property Group, Inc. (1)	500	100,585
Tanger Factory Outlet Centers, Inc.	3,000	105,240
Westfield Corp. ADR	4,000	61,760

		736,869

SPECIALIZED REITS (14.9%)
Extra Space Storage, Inc.	5,100	433,245
HCP, Inc.	2,000	67,660
Host Hotels & Resorts, Inc.	7,717	122,083
LaSalle Hotel Properties	9,600	229,440
Pebblebrook Hotel Trust	5,000	138,200
Ventas, Inc.	2,750	170,830
Welltower, Inc.	1,250	86,775
Weyerhaeuser Co.	5,000	160,600

		1,408,833

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

SCHEDULE OF INVESTMENTS – April 30, 2016 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Fair Value
COMMON STOCKS (97.6%) – Continued
THRIFTS & MORTGAGE FINANCE (3.8%)
Georgetown BanCorp, Inc.	10,002	$202,340
Harleysville Savings Financial Corp.	8,675	160,748

		363,088

WIRELESS TELECOMMUNICATION SERVICES (4.9%)
American Tower Corp., Class A (1)	2,500	262,200
SBA Communications Corp., Class A *	2,000	206,080

		468,280

TOTAL COMMON STOCKS (Cost $6,739,598)		9,243,176

EXCHANGE-TRADED FUNDS (1.8%)
Guggenheim China Real Estate ETF	8,500	163,669

TOTAL EXCHANGE-TRADED FUNDS (Cost $144,153)		163,669

	Contracts
CALL OPTIONS PURCHASED (0.4%)
Lowes Companies, Inc., Strike Price: $62.50, Expiration 1/20/17 *	26	38,870

TOTAL CALL OPTIONS PURCHASED (Cost $25,558)		38,870

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.8%)
Federated Government Obligations Fund, Institutional Shares, 0.21% (2)	172,498	$172,498

TOTAL SHORT-TERM INVESTMENTS (Cost $172,498)		172,498

TOTAL INVESTMENTS (101.6%) (Cost $7,081,807)		9,618,213

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.6%)		(147,664)

NET ASSETS (100.0%)		$9,470,549

*	Non-income producing security.

(1)	Subject to call options written.

(2)	Rate disclosed is the seven day yield as of April 30, 2016.

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2016 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
ASSETS:
Investments in securities at value (cost $13,591,264, $2,654,678, $3,123,199, $12,251,312 and $7,081,807)	$17,459,129	$2,185,538	$4,862,868	$14,927,265	$9,618,213
Investments in affiliated securities at value (cost $829,506, $-, $-, $- and $-)	144,688	—	—	—	—

Total Investments at fair value (cost $14,420,770, $2,654,678, $3,123,199, $12,251,312 and $7,081,807)	17,603,817	2,185,538	4,862,868	14,927,265	9,618,213
Foreign currencies, at value (Cost $796,568, $6,808, $88,076, $- and $-)	798,780	7,098	89,583	—	—
Receivable for fund shares sold	130	—	30	80	—
Dividends and interest receivable	3,728	1,139	33,496	52,783	11,049
Tax reclaims receivable	—	—	—	6,347	—
Receivable from Advisor	—	2,354	3,404	—	—
Prepaid expenses	18,038	14,477	12,995	16,948	16,525

Total Assets	18,424,493	2,210,606	5,002,376	15,003,423	9,645,787

LIABILITIES:
Options written, at value (premiums received $-, $-, $-, $214,998 and $31,219)	—	—	—	223,840	58,050
Payable for investments purchased	316,433	20,536	—	—	73,080
Payable to Advisor	10,718	—	—	9,056	5,832
Payable to administrator	4,224	1,262	2,019	5,511	3,961
Payable to trustees	6,519	1,041	1,905	6,331	3,827
Distribution (12b-1) fees accrued	7,196	896	2,456	28,010	20,381
Other accrued expenses	18,389	3,286	6,107	13,162	10,107

Total Liabilities	363,479	27,021	12,487	285,910	175,238

NET ASSETS	$18,061,014	$2,183,585	$4,989,889	$14,717,513	$9,470,549

NET ASSETS CONSIST OF:
Paid-in capital	$14,267,727	$2,706,476	$4,032,632	$12,045,980	$7,094,883
Accumulated net investment income (loss)	(177,767)	9,430	(139,160)	(160,568)	(94,757)
Accumulated net realized gain (loss) from investments, option contracts and foreign currency transactions	785,724	(63,504)	(646,622)	164,990	(39,153)
Net unrealized appreciation (depreciation) on:
Investment securities and foreign currency translations	3,185,330	(468,817)	1,743,039	2,675,953	2,536,407
Written option contracts	—	—	—	(8,842)	(26,831)

NET ASSETS	$18,061,014	$2,183,585	$4,989,889	$14,717,513	$9,470,549

Shares outstanding (unlimited number of shares authorized, no par value)	1,593,508	275,132	1,520,504	1,066,276	663,977

Net asset value, offering and redemption price per share (a)	$11.33	$7.94	$3.28	$13.80	$14.26

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements. Par value $0.01, unlimited shares authorized.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

STATEMENTS OF OPERATIONS – For the Six Months Ended April 30, 2016 (Unaudited)

	Commonwealth Australia/New Zealand Fund	Africa Fund	Commonwealth Japan Fund	Commonwealth Global Fund	Commonwealth Real Estate Securities Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $71,902, $2,986, $5,653, $20,802 and $5,484)	$330,890	$25,658	$42,064	$200,774	$133,414
Interest income	14,968	486	—	—	—

Total investment income	345,858	26,144	42,064	200,774	133,414

EXPENSES:
Investment Advisor fees	62,851	10,266	18,427	53,463	34,079
Distribution (12b-1) fees	20,950	2,390	6,142	17,821	11,360
Administration expenses	55,608	7,173	17,447	49,719	31,848
Legal expenses	22,397	2,805	6,947	22,841	12,986
Registration expenses	10,274	10,909	11,089	11,113	9,870
Custodian expenses	6,918	1,305	3,578	4,590	2,830
Audit expenses	12,374	1,561	3,331	10,987	6,554
Trustee expenses	14,123	1,804	4,639	12,491	8,363
Insurance expense	7,914	1,026	2,304	6,895	4,408
Report printing expense	6,749	875	2,339	6,355	4,264
CCO expense	11,346	1,454	3,695	10,565	6,805
Miscellaneous expenses	6,621	1,305	2,354	5,967	3,990
Interest expense	426	—	156	39	—

Total expenses	238,551	42,873	82,448	212,846	137,357
Fees waived and reimbursed by Advisor	—	(26,159)	(25,334)	—	—

Net expenses	238,551	16,714	57,114	212,846	137,357

Net investment income (loss)	107,307	9,430	(15,050)	(12,072)	(3,943)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment securities transactions	883,604	(45,893)	20,732	532,576	(43,326)
Foreign currency transactions	28,504	156	2,299	—	(50)
Purchased option contracts	—	—	—	(4,050)	—
Written option contracts	—	—	—	35,071	7,929

Total net realized gain (loss)	912,108	(45,737)	23,031	563,597	(35,447)

Net change in unrealized appreciation (depreciation) on:
Investments	777,118	(73,743)	(47,228)	(740,358)	16,745
Affiliated investments	38,501	—	—	—	—
Foreign currency	1,883	343	3,495	—	—
Purchased option contracts	—	—	—	16,850	(24,804)
Written option contracts	—	—	—	10,245	(44,580)

Total net change in unrealized appreciation (depreciation)	817,502	(73,400)	(43,733)	(713,263)	(52,639)

Net realized and unrealized gain (loss)	1,729,610	(119,137)	(20,702)	(149,666)	(88,086)

Net increase (decrease) in net assets resulting from operations	$1,836,917	$(109,707)	$(35,752)	$(161,738)	$(92,029)

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth Australia/New Zealand Fund		Africa Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income (loss)	$107,307	$293,509	$9,430	$17,672
Net realized gain (loss)	912,108	(180,443)	(45,737)	6,461
Net change in unrealized appreciation (depreciation)	817,502	(2,128,299)	(73,400)	(411,261)

Change in net assets from operations	1,836,917	(2,015,233)	(109,707)	(387,128)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(504,861)	(173,911)	(13,033)	—
From net realized gains	—	(1,265,872)	—	—

Change in net assets from distributions	(504,861)	(1,439,783)	(13,033)	—

CAPITAL TRANSACTIONS:
Proceeds from shares sold	907,786	3,100,686	108,600	450,715
Reinvestment of distributions	494,044	1,396,389	13,001	—
Amount paid for shares redeemed	(2,070,906)	(4,145,063)	(30,320)	(326,618)
Redemption fees	—	—	—	—

Change in net assets from capital transactions	(669,076)	352,012	91,281	124,097

Total increase (decrease) in net assets	662,980	(3,103,004)	(31,459)	(263,031)

NET ASSETS:
Beginning of period	17,398,034	20,501,038	2,215,044	2,478,075

End of period	$18,061,014	$17,398,034	$2,183,585	$2,215,044

Accumulated net investment income (loss)	$(177,767)	$219,787	$9,430	$13,033

SHARE TRANSACTIONS:
Shares sold	85,946	281,911	15,429	48,333
Shares issued in reinvestment of distributions	48,153	123,030	1,868	—
Shares redeemed	(203,875)	(376,275)	(4,265)	(35,130)

Change in shares outstanding	(69,776)	28,666	13,032	13,203

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

STATEMENTS OF CHANGES IN NET ASSETS

Commonwealth Japan Fund		Commonwealth Global Fund		Commonwealth Real Estate Securities Fund
For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015

$(15,050)	$(116,572)	$(12,072)	$(168,707)	$(3,943)	$(91,239)
23,031	24,072	563,597	(376,279)	(35,447)	625,889
(43,733)	460,787	(713,263)	(1,049,660)	(52,639)	(355,672)

(35,752)	368,287	(161,738)	(1,594,646)	(92,029)	178,978

—	—	—	—	—	—
—	—	—	(1,312,418)	(140,758)	—

—	—	—	(1,312,418)	(140,758)	—

629,430	2,176,435	491,127	2,024,200	89,211	691,987
—	—	—	1,296,249	139,502	—
(939,729)	(2,111,126)	(821,896)	(1,840,173)	(244,651)	(688,911)
—	—	37	15	—	—

(310,299)	65,309	(330,732)	1,480,291	(15,938)	3,076

(346,051)	433,596	(492,470)	(1,426,773)	(248,725)	182,054

5,335,940	4,902,344	15,209,983	16,636,756	9,719,274	9,537,220

$4,989,889	$5,335,940	$14,717,513	$15,209,983	$9,470,549	$9,719,274

$(139,160)	$(124,110)	$(160,568)	$(148,496)	$(94,757)	$(90,814)

191,838	670,835	36,624	134,201	6,744	48,258
—	—	—	86,997	10,080	—
(286,880)	(664,500)	(60,951)	(122,070)	(17,867)	(47,846)

(95,042)	6,335	(24,327)	99,128	(1,043)	412

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2016		For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012	For the year ended 10/31/2011
	(Unaudited)
Net Asset Value, Beginning of Period	$10.46		$12.54	$13.25	$12.05	$10.76	$10.74

Change in net assets from operations:
Net investment income	0.07		0.18	0.15	0.21	0.14	0.12
Net realized and unrealized gain (loss) from investments	1.11		(1.38)	(0.40)	1.15	1.27	0.07 (a)

Total from investment activities	1.18		(1.20)	(0.25)	1.36	1.41	0.19

Distributions:
Net investment income	(0.31)		(0.11)	(0.22)	(0.16)	(0.12)	(0.17)
Net realized gains	—		(0.77)	(0.24)	—	—	—

Total distributions	(0.31)		(0.88)	(0.46)	(0.16)	(0.12)	(0.17)

Redemption fees	—		—	— (b)	— (b)	— (b)	— (b)

Net Asset Value, End of Period	$11.33		$10.46	$12.54	$13.25	$12.05	$10.76

Total Return	11.58	%(c)	(10.15)%	(1.74)%	11.40%	13.31%	1.85%

Net assets at end of period (000’s)	$18,061		$17,398	$20,501	$23,766	$22,347	$21,412

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.85	%(d)	3.29%	3.08%	3.17%	3.32%	3.08%
Ratio of gross expenses before waivers and/or reimbursements	2.85	%(d)	3.31%	3.08%	3.17%	3.32%	3.08%
Ratio of net investment income to average net assets	1.28	%(d)	1.55%	1.11%	1.59%	1.26%	1.20%
Portfolio turnover rate	8	%(c)	9%	16%	18%	8%	22%

(a)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

FINANCIAL HIGHLIGHTS

Africa Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2016		For the year ended 10/31/2015		For the year ended 10/31/2014		For the year ended 10/31/2013		For the period ended 10/31/2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.45		$9.96		$10.38		$10.23		$10.00

Change in net assets from operations:
Net investment income	0.03		0.07		0.01		0.22		0.08
Net realized and unrealized gain (loss) from investments	(0.49)		(1.58)		(0.25)		0.09		0.15

Total from investment activities	(0.46)		(1.51)		(0.24)		0.31		0.23

Distributions:
Net investment income	(0.05)		—		(0.14)		(0.16)		—
Return of capital	—		—		(0.04)		—		—

Total distributions	(0.05)		—		(0.18)		(0.16)		—

Redemption fees	—		—		—	(b)	—	(b)	—

Net Asset Value, End of Period	$7.94		$8.45		$9.96		$10.38		$10.23

Total Return	(5.37	)%(c)	(15.16)%		(2.32)%		3.02%		2.30	%(c)

Net assets at end of period (000’s)	$2,184		$2,215		$2,478		$2,099		$1,356

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	1.75	%(e)(i)	1.84	%(h)	2.00	%(g)	—	%(d)	0.70	%(e)(f)
Ratio of gross expenses before waivers and/or reimbursements	4.49	%(e)	5.99%		5.69%		6.13%		8.32	%(e)
Ratio of net investment income to average net assets	0.99	%(e)	0.75%		0.11%		2.28%		1.32	%(e)
Portfolio turnover rate	11	%(c)	1%		4%		7%		—	%(c)

(a)	Reflects operations for the period from November 7, 2011 (inception date) to October 31, 2012.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	The ratio of net expenses are the combined result of $22,542 in contractual waivers representing (1.25)% and $88,266 in voluntary reimbursements representing (4.88)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

(e)	Annualized for periods less than one year.

(f)	The ratio of net expenses are the combined result of $9,801 in contractual waivers representing (1.25)% and $49,962 in voluntary reimbursements representing (6.37)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

(g)	The ratio of net expenses are the combined result of $28,775 in contractual waivers representing (1.25)% and $56,265 in voluntary reimbursements representing (2.44)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

(h)	On February 20, 2015, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that limits fund expense to 1.50% of average net assets, exclusive of the 0.25% distribution fee, effective March 1, 2015 through February 29, 2016. The ratio of net expenses are the combined result of $78,909 in contractual waivers representing (3.36)%, and $18,022 in voluntary reimbursements representing (0.77)%. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

(i)	On February 26, 2016, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that limits fund expense to 1.50% of average net assets, exclusive of the 0.25% distribution fee, effective March 1, 2016 through February 28, 2017. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2016		For the year ended 10/31/2015		For the year ended 10/31/2014		For the year ended 10/31/2013	For the year ended 10/31/2012	For the year ended 10/31/2011
	(Unaudited)
Net Asset Value, Beginning of Period	$3.30		$3.05		$3.08		$2.54	$2.70	$2.80

Change in net assets from operations:
Net investment loss	(0.01)		(0.07)		(0.05)		(0.10)	(0.07)	(0.09)
Net realized and unrealized gain (loss) from investments	(0.01)		0.32		0.02		0.64	(0.09)	(0.01	)(a)

Total from investment activities	(0.02)		0.25		(0.03)		0.54	(0.16)	(0.10)

Redemption fees	—		—		—	(b)	— (b)	— (b)	—	(b)

Net Asset Value, End of Period	$3.28		$3.30		$3.05		$3.08	$2.54	$2.70

Total Return	(0.61	)%(c)	8.20%		(0.97)%		21.26%	(5.93)%	(3.57)%

Net assets at end of period (000’s)	$4,990		$5,336		$4,902		$4,444	$4,017	$3,794

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.33	%(d)(e)	3.55	%(f)	3.49	%(g)	4.40%	4.84%	3.91%
Ratio of gross expenses before waivers and/or reimbursements	3.36	%(d)	4.33%		4.24%		4.40%	4.84%	3.91%
Ratio of net investment loss to average net assets	(0.61	)%(d)	(2.35)%		(2.22)%		(3.03)%	(3.01)%	(2.52)%
Portfolio turnover rate	—	%(c)	10%		9%		23%	20%	62%

(a)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	On February 26, 2016, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that limits fund expense to 1.50% of average net assets, exclusive of the 0.25% distribution fee, effective March 1, 2016 through February 28, 2017. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

(f)	On February 20, 2015, by unanimous written consent, the Fund’s Board approved a fee reduction agreement between the Trust and FCA Corp. that reduces the Advisory Fee, effective March 1, 2015, through February 29, 2016, in contractual waivers representing (0.75)%. The ratio of net expenses are the combined result of $11,437 in voluntary waivers from November 1, 2014, through February 28, 2015, and $25,786 in contractual waivers from March 1, 2015 through October 31, 2015, collectively representing (0.75)%. Please refer to Note 4, Related Party Transactions and Other Arrangements in the Notes to Financial Statements.

(g)	The ratio of net expenses are the result of $32,954 in voluntary waivers representing (0.75)%. Please refer to Note 4, Related Party Transactions and Other Arrangements, in the Notes to Financial Statements.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2016		For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012	For the year ended 10/31/2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.95		$16.78	$17.00	$14.13	$15.24	$15.44

Change in net assets from operations:
Net investment loss	(0.01)		(0.15)	(0.08)	(0.12)	(0.12)	(0.07)
Net realized and unrealized gain (loss) from investments	(0.14)		(1.35)	0.50	2.99	0.54	(0.13	)(a)

Total from investment activities	(0.15)		(1.50)	0.42	2.87	0.42	(0.20)

Distributions:
Net realized gains	—		(1.33)	(0.64)	—	(1.53)	—

Total distributions	—		(1.33)	(0.64)	—	(1.53)	—

Redemption fees	—	(b)	— (b)	—	— (b)	— (b)	—	(b)

Net Asset Value, End of Period	$13.80		$13.95	$16.78	$17.00	$14.13	$15.24

Total Return	(1.08	)%(c)	(9.42)%	2.56%	20.31%	3.47%	(1.30)%

Net assets at end of period (000’s)	$14,718		$15,210	$16,637	$15,959	$13,311	$13,285

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	2.99	%(d)	3.31%	3.08%	3.12%	3.31%	3.05%
Ratio of gross expenses before waivers and/or reimbursements	2.99	%(d)	3.34%	3.08%	3.12%	3.31%	3.05%
Ratio of net investment loss to average net assets	(0.17	)%(d)	(1.03)%	(0.52)%	(0.81)%	(0.85)%	(0.38)%
Portfolio turnover rate	16	%(c)	45%	27%	14%	11%	18%

(a)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout each of the periods indicated:

	For the six months ended 4/30/2016		For the year ended 10/31/2015	For the year ended 10/31/2014	For the year ended 10/31/2013	For the year ended 10/31/2012	For the year ended 10/31/2011
	(Unaudited)
Net Asset Value, Beginning of Period	$14.62		$14.35	$12.55	$11.27	$9.72	$10.09

Change in net assets from operations:
Net investment income (loss)	(0.01)		(0.14)	0.02	(0.02)	(0.13)	(0.16)
Net realized and unrealized gain (loss) from investments	(0.14)		0.41	1.78	1.30	1.68	(0.21	)(a)

Total from investment activities	(0.15)		0.27	1.80	1.28	1.55	(0.37)

Distributions:
Net realized gains	(0.21)		—	—	—	—	—

Total distributions	(0.21)		—	—	—	—	—

Redemption fees	—		—	—	— (b)	— (b)	—	(b)

Net Asset Value, End of Period	$14.26		$14.62	$14.35	$12.55	$11.27	$9.72

Total Return	(0.97	)%(c)	1.88%	14.34%	11.36%	15.95%	(3.67)%

Net assets at end of period (000’s)	$9,471		$9,719	$9,537	$8,362	$7,824	$7,294

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.03	%(d)	3.35%	3.20%	3.33%	3.53%	3.29%
Ratio of gross expenses before waivers and/or reimbursements	3.03	%(d)	3.38%	3.20%	3.33%	3.53%	3.29%
Ratio of net investment income (loss) to average net assets	(0.09	)%(d)	(0.93)%	0.10%	(0.18)%	(1.20)%	(1.48)%
Portfolio turnover rate	4	%(c)	10%	16%	4%	5%	7%

(a)	The amount of net gain from securities (both realized and unrealized) per share, does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.

(b)	Value is less than $0.005 per share.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying notes to financial statements.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the ‘‘Trust’’) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as an open-end management investment company. The Trust currently consists of five diversified series: the Commonwealth Australia/New Zealand Fund (the ‘‘Australia/New Zealand Fund’’), the Africa Fund (the ‘‘Africa Fund’’), the Commonwealth Japan Fund (the ‘‘Japan Fund’’), the Commonwealth Global Fund (the ‘‘Global Fund’’) and the Commonwealth Real Estate Securities Fund (the ‘‘Real Estate Securities Fund’’) (each a ‘‘Fund’’ and collectively the ‘‘Funds’’).

Note 2 – Investment Objectives

Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Australia/New Zealand, Africa, Japan or Real Estate).

Note 3 – Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. The Australia/ New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. In the Australia/New Zealand Fund and Japan Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. In the Africa Fund, the measure is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various ‘‘inputs’’ used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks, exchange traded funds and short term investments.    Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded and valuation adjustments are not applied, they

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

are generally categorized in Level 1 of the fair value hierarchy. Short term investments may be valued using amortized cost which approximates fair value and are generally categorized as Level 2 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds.    The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased options.    Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2016:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$—	$16,795,646	$—	(2)	$16,795,646
Corporate Bonds	543,550	—	—		543,550
Short-Term Investments	264,621	—	—		264,621

Total	$808,171	$16,795,646	$—		$17,603,817

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$1,449,537	$—	$—	(2)	$1,449,537
Exchange-Traded Funds	460,092	—	—		460,092
Sovereign Bonds	—	13,984	—		13,984
Short-Term Investments	261,925	—	—		261,925

Total	$2,171,554	$13,984	$—		$2,185,538

	Japan Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$—	$4,568,289	$—		$4,568,289
Exchange-Traded Funds	—	—	—		—
Short-Term Investments	294,579	—	—		294,579

Total	$294,579	$4,568,289	$—		$4,862,868

	Global Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(1)	$14,211,859	$—	$—		$14,211,859
Preferred Stocks(1)	650,780	—	—		650,780
Call Options	51,225	—	—		51,225
Short-Term Investments	13,401	—	—		13,401

Total	$14,927,265	$—	$—		$14,927,265

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(1)	$9,243,176	$—	$—	$9,243,176
Exchange-Traded Funds	163,669	—	—	163,669
Call Options	38,870	—	—	38,870
Short-Term Investments	172,498	—	—	172,498

Total	$9,618,213	$—	$—	$9,618,213

(1)	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 or Level 2 evaluation status. For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(2)	Due to the halt in trading of Pike River Coal Ltd. in the Australia/New Zealand Fund and African Bank Investments Ltd. held in the Africa Fund, management has determined the fair value of these holdings to be $0 resulting in a Level 3 security held as of April 30, 2016.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts. Please refer to Note 7 – Financial Instruments with Off-Balance Sheet Risk for additional information.

	Other Financial Instruments at Value
Fund	Level 1	Level 2	Level 3	Total
Global Fund
Written Options	$(223,840)	$—	$—	$(223,840)
Real Estate Securities Fund
Written Options	$(58,050)	$—	$—	$(58,050)

It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period. As described in Note 3 – Significant Accounting Policies under A) Valuation of Securities, certain equity securities listed or traded on foreign exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met. During the six months ended April 30, 2016, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were fair valued as of April 30, 2016.

The Global Fund and the Real Estate Securities Fund held securities that at October 31, 2015, due to the absence of trading activity were valued at the mean between the bid and ask price and categorized in Level 2. On April 30, 2016, these securities were valued based on an exchange traded closing price and were classified in Level 1. The following is a reconciliation of transfers between category levels from October 31, 2015 to April 30, 2016:

	Australia/ New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Transfers into Level 1	$—	$—	$—	$703,452	$559,618
Transfers out of Level 1	—	—	—	—	—

Net Transfers in (out) of Level 1	$—	$—	$—	$703,452	$559,618

Transfers into Level 2	$—	$—	$—	$—	$—
Transfers out of Level 2	—	—	—	(703,452)	(559,618)

Net Transfers in (out) of Level 2	$—	$—	$—	$(703,452)	$(559,618)

C) Currency Translation – For purposes of determining each Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the six months ended April 30, 2016, the Global Fund had contributions to capital due to redemption fees in the amount of $37.

I) Option Accounting Principles – A Fund may purchase or write put or call options on futures contracts, individual securities, currencies or stock indices to hedge against fluctuations in securities prices and currency exchange rates and to adjust its risk exposure relative to the benchmark. The Fund may use these derivatives for any purpose consistent with its investment objective, such as hedging, obtaining market exposure, and generating premium income.

When a Fund writes an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

When a Fund purchases an option, the premium paid is recorded as an asset. Each day, the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s ability to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. During and as of the six months ended April 30, 2016, the Funds held no foreign currency contracts.

K) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp as the Funds’ investment advisor (the “Advisor”). Under each Fund’s Investment Advisory Agreement, the Advisor is paid a fee (the “Management Fee”), calculated daily and payable monthly, equal to an annual rate of 0.75% of the average net assets of each Fund. Prior to March 1, 2016, the Advisor was paid a fee of 1.25% of the average daily net assets of the Africa Fund and contractually agreed to waive the Management Fee of 0.75% for the Japan Fund through February 29, 2016. The Advisor entered into an expense limitation agreement through February 28, 2017, under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Africa Fund. The Advisor may not terminate this arrangement prior to February 28, 2017, unless the investment advisory agreement is terminated. The Africa Fund has agreed to repay the Advisor for amounts waived by the Advisor pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was waived. Effective March 1, 2016, the Advisor entered into an expense limitation agreement through February 28, 2017, under which it has agreed to limit the total expenses of the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Japan Fund. The Advisor may not terminate this arrangement prior to February 28, 2017, unless the investment advisory agreement is terminated. The Japan Fund has agreed to repay the Advisor for amounts waived by the Advisor after February 29, 2016 pursuant to the fee waiver agreement to the extent that such repayment occurs within three years of the date of any such waiver and such repayment does not cause the Japan Fund to exceed the expense limitation in place at the time the fee was waived. For the six months ended April 30, 2016, the Advisor waived and reimbursed a total of $26,159 in the Africa Fund that is subject to recoupment and $12,242 in the Japan Fund that is not subject to recoupment and $13,092 that is subject to recoupment. The amounts subject to recoupment by the Funds, pursuant to the aforementioned conditions are as follows:

Fund	Amount	Recoupment Available Through
Africa Fund	$22,542	October 31, 2016
	$28,775	October 31, 2017
	$78,909	October 31, 2018
	$26,159	October 31, 2019
Japan Fund	$13,092	October 31, 2019

Certain officers of the Trust are also officers of the Advisor.

B) Administration, Fund Accounting and Transfer Agent – Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc., serves as the administrator, transfer agent and fund accountant to the Funds. For these services Ultimus receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of Ultimus, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – Unified Financial Securities, LLC (“Unified”) serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Funds’ assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Funds and the servicing of the Funds shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. These amounts are disclosed on the Statements of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

Note 5 – Investments in Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the six months ended April 30, 2016, appears below:

Security Held	Percentage of Ownership	Shares 10/31/15	Shares 4/30/16	Value 10/31/15	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Value 4/30/16	Dividend Income	Realized Gain (Loss)
Bethunes Investments Ltd.	9.74%	11,201,593	11,201,593	$106,187	$—	$—	$38,501	$144,688	$—	$—

Note 6 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the six months ended April 30, 2016, were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$1,395,002	$2,790,384
Africa Fund	190,104	192,882
Japan Fund	—	458,256
Global Fund	2,532,329	2,319,628
Real Estate Securities Fund	399,647	388,016

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds may trade and hold certain derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

These financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statements of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for uncovered written call option contracts is limited only by how high the underlying rises above the strike price. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

The following is a summary of the written option activity:

	Global Fund		Real Estate Securities Fund
Contracts	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at 10/31/2015	365	$63,943	100	$33,499
Call options written	1,749	247,219	135	45,724
Call options expired	(360)	(49,419)	(100)	(33,499)
Call options exercised	(25)	(2,300)	—	—
Call options closed	(266)	(44,445)	(25)	(14,505)

Oustanding at 4/30/2016	1,463	$214,998	110	$31,219

At April 30, 2016, the Global Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
AECOM	Call	1/20/2017	$32.50	31	$10,850	$(1,152)
AECOM	Call	6/17/2016	27.50	39	21,840	(15,912)
AGCO Corp.	Call	5/20/2016	48.00	50	35,500	(25,150)
Big 5 Sporting Goods Corp.	Call	7/15/2016	12.50	400	40,000	6,799
Cal-Maine Foods, Inc.	Call	5/20/2016	55.00	58	1,450	13,746
Calpine Corp.	Call	5/20/2016	15.00	200	9,000	9,399
JC Penney Co., Inc.	Call	5/16/2016	7.00	195	48,360	(30,420)
Lannett Co., Inc.	Call	6/17/2016	22.50	70	5,320	2,710
LifePoint Health, Inc.	Call	5/20/2016	75.00	50	5,500	16,349
NetApp, Inc.	Call	6/17/2016	28.00	90	1,350	10,080
Public Service Enterprise Group, Inc.	Call	9/16/2016	45.00	80	23,600	(9,440)
Unilever N.V.	Call	8/19/2016	45.00	90	13,050	1,979
United Therapeutics Corp.	Call	5/20/2016	125.00	20	640	6,500
Vodafone Group PLC	Call	6/17/2016	33.00	90	7,380	5,670

Total				1,463	$223,840	$(8,842)

At April 30, 2016, the Real Estate Securities Fund had the following outstanding written options:

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
American Tower Corp.	Call	1/20/2017	$110.00	25	$12,250	$175
CRH PLC	Call	6/17/2016	25.00	30	15,000	(10,290)
M.D.C. Holdings, Inc.	Call	9/16/2016	20.00	50	27,000	(17,651)
Simon Property Group, Inc.	Call	1/19/2018	230.00	5	3,800	935

Total				110	$58,050	$(26,831)

Note 8 – Derivatives

The Funds’ use of derivatives for the six months ended April 30, 2016, was limited to options. The derivative instruments outstanding as of April 30, 2016, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Global Fund
Equity Contracts	Investments at value (purchased options)	$51,225	Net realized loss from purchased option contracts	$(4,050)	$—

Equity Contracts	Payable for options written (written options)	(223,840)	Net realized gain from written option contracts	35,071	—

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts	—	16,850

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts	—	10,245
Real Estate Securities Fund
Equity Contracts	Investments at value (purchased options)	38,870	Net realized gain from purchased option contracts	—	—

Equity Contracts	Payable for options written (written options)	(58,050)	Net realized gain from written option contracts	7,929	—

Equity Contracts			Net change in unrealized appreciation (depreciation) on purchased option contracts	—	(24,804)

Equity Contracts			Net change in unrealized appreciation (depreciation) on written option contracts	—	(44,580)

Balance Sheet Offsetting Information    During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of April 30, 2016, the Funds were not invested in any portfolio securities or derivatives that could be netted subject to netting arrangements. The following table provides a summary of amounts related to derivative instruments and amounts related to financial instruments and cash collateral not offset in the Statements of Assets and Liabilities as of April 30, 2016.

	Gross Amounts Presented in Statements of Assets and Liabilities	Amounts not Offset in Statements of Assets and Liabilities
Fund/Financial Instrument/ Statements of Assets and Liabilities Category		Financial Instruments	Cash Collateral	Net Amount
Global Fund
Payable for options written	$223,840	$(223,840)	$—	$—
Real Estate Securities Fund
Payable for options written	58,050	(58,050)	—	—

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

Note 9 – Tax Matters

At April 30, 2016, the gross unrealized appreciation (depreciation) on investments, foreign currency translations and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$5,806,514	$173,246	$1,847,925	$3,032,904	$2,974,290
Gross unrealized depreciation	(2,934,894)	(642,386)	(119,704)	(741,477)	(441,589)

Net unrealized appreciation on investments	$2,871,620	$(469,140)	$1,728,221	$2,291,427	$2,532,701

Tax cost of investments	$14,732,197	$2,654,678	$3,134,647	$12,273,638	$7,085,512

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

As of October 31, 2015, the Funds’ most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$504,862	$13,033	$—	$—	$—
Undistributed long-term capital gains	—	—	—	—	140,758

Tax accumulated earnings	504,862	13,033	—	—	140,758
Accumulated capital and other losses	(100,032)	(17,767)	(782,315)	(524,777)	(90,814)
Unrealized appreciation (depreciation) on investments	2,056,000	(395,397)	1,775,449	3,377,135	2,540,759
Unrealized appreciation (depreciation) on options written	—	—	—	(19,087)	17,749
Unrealized appreciation (depreciation) on foreign currency translations	401	(20)	(125)	—	1

Total accumulated earnings (deficit)	$2,461,231	$(400,151)	$993,009	$2,833,271	$2,608,453

The tax character of distributions paid during the tax periods ended October 31, 2015 and October 31, 2014, were as follows:

	Australia/New Zealand Fund		Africa Fund		Global Fund
	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2015	Year Ended October 31, 2014
Distributions paid from:
Ordinary income	$173,962	$386,365	$—	$28,879	$—	$—
Net long-term capital gains	1,265,821	409,419	—	—	1,312,335	598,622
Tax return of capital	—	—	—	7,221	83	—

Total distributions paid	$1,439,783	$795,784	$—	$36,100	$1,312,418	$598,622

For the tax years ended October 31, 2015 and 2014, the Japan and Real Estate Securities Funds did not pay any distributions.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

As of October 31, 2015, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New Zealand		Africa Fund		Japan Fund		Global Fund
	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term	Short-Term	Long-Term
For losses expiring October 31,
2017	$—	$—	$—	$—	$669,653	$—	$—	$—
2018	—	—	—	—	—	—	—	—
Non-Expiring	—	100,032	8,859	8,908	—	—	376,280	—

	$—	$100,032	$8,859	$8,908	$669,653	$—	$376,280	$—

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2015, the Japan Fund and Real Estate Securities Fund utilized $28,687 and $474,179, respectively, of their capital loss carryovers.

As of October 31, 2015, the Japan, Global and Real Estate Securities Funds, respectively, had $112,662, $148,497 and $90,814 of qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Funds’ next taxable year.

Note 10 – Revolving Credit Agreement

The Trust has in place an Amended and Restated Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust, on behalf of the Funds, from time to time. The Agreement provides a line of credit in an amount of up to $2,000,000 (the “Committed Amount”) for the Trust with respect to all of the Funds. The Agreement further limits the amount that any Fund may borrow subject to the requirements specified by the Investment Company Act of 1940, as amended (the “1940 Act”), which generally permits a fund to borrow and pledge its shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a fund, the fund will reduce its borrowings within three days to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits a fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. The terms of the agreement include a non-refundable commitment fee annually in an amount equal to $2,000. Any principal balance outstanding bears interest at the London Interbank Offered Rate (“LIBOR”) in effect at that time plus 1.90% and any amounts not drawn will be assessed unused fees at the rate 0.40%.

The average amount of borrowings for the days which the Funds borrowed and the average interest rate on those borrowings by the Funds during the six months ended April 30, 2016, were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$219,581	2.32%
Japan Fund	$134,816	2.31%
Global Fund	$207,186	2.24%

During the six months ended April 30, 2016, the Australia/New Zealand Fund, Japan Fund and Global Fund paid $426, $156 and $39 in interest on borrowings, respectively. There were no borrowings outstanding under the Agreement as of April 30, 2016. The Funds only utilize the line of credit for draws greater than $50,000.

Note 11 – Contractual Obligations

Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. Currently however, the Funds expect the risk of loss to be remote.

SEMI-ANNUAL REPORT 2016

NOTES TO FINANCIAL STATEMENTS – April 30, 2016 (Unaudited) (Continued)

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers, the Africa Fund invests primarily in securities issued by African issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand, Africa or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand, Africa or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

The Africa Fund may be exposed to additional risks by focusing its investments on issuers in African countries that other funds invested in securities of issuers in a broader region may not be exposed to. The Fund is highly dependent on the state of economics of countries throughout Africa and, in particular Sub-Saharan countries. Changes in economics, tax policies, inflation rates, governmental instability, war or other political or economic factors may affect (positively or negatively) the Fund’s investments.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cashflow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the 1940 Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 13 – Subsequent Events

Management of the Funds has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SEMI-ANNUAL REPORT 2016

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2016 (Unaudited)

FCA Corp (“FCA” or “Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund (the “Africa Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 23-24, 2016, the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

Counsel reviewed with the Board a memorandum from Counsel dated March 2, 2016 and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of each Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of each Agreement, including the following material factors with respect to each of the Funds: (i) the nature, extent, and quality of the services provided by FCA; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) FCA’s practices regarding possible conflicts of interest. Counsel noted that the continuation of the Agreements were discussed in yesterday’s Governance, Nomination and Compensation Committee (“GNC”) meeting and at a special meeting of the GNC held on February 4, 2016. Counsel and the Board recapped the discussions that had occurred in these earlier meetings.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. It was noted that in addition to the original request letter to FCA, the GNC had requested supplemental information from FCA and that a revised request letter was sent to FCA. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by FCA; (ii) quarterly assessments of the investment performance of the Funds by personnel of FCA; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing FCA’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and FCA; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of FCA; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about FCA, including financial information on FCA and the parent company of FCA (First Commonwealth Holdings), a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, insurance coverages and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the effect of size on the Funds’ performance and expenses; (iv) FCA’s efforts to promote the Funds; and (v) benefits to be realized by FCA from its relationship with the Funds.

The Board did not identify any particular information that was relevant to its consideration of the continuation of the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by FCA

In considering the nature, extent, and quality of the services provided by FCA, the Trustees reviewed the responsibilities of FCA under each Agreement. The Trustees reviewed the services being provided by FCA to each Fund including, without limitation: (i) the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); (ii) its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; (iii) its coordination of services for the Funds among the service providers and the Independent Trustees; (iv) and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted FCA’s continuity of, and commitment to retain, qualified personnel and FCA’s commitment to maintain and enhance its resources and systems; the commitment of FCA’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and FCA’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated FCA’s personnel, including the education and experience of FCA’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and

SEMI-ANNUAL REPORT 2016

APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2016 (Unaudited) – (Continued)

president for the Trust were employees of FCA, and they served the Trust without additional compensation. The Trustees noted the continued efforts of FCA in marketing the Funds. After reviewing the foregoing information and further information in the materials provided by FCA (including FCA’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by FCA were satisfactory and adequate for the Funds.

Investment Performance of the Funds and FCA

In considering the investment performance of the Funds and FCA, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar investment objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of FCA’s management of the Funds with the investment objectives and policies. The Trustees considered that FCA did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of the Australia/New Zealand Fund made it difficult to compare the investment performance of the Australia/New Zealand Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that FCA was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted that the Australia/New Zealand Fund outperformed the Australian All Ordinaries Index for the quarter and underperformed the New Zealand 50 Index for the quarter ended January 31, 2016. It was also noted that for the longer periods such as the 1-year and 3-year periods the Australia/New Zealand Fund outperformed the Australia All Ordinaries Index and underperformed the New Zealand 50 Index, and for the five and ten-year periods the Australia/New Zealand Fund underperformed both indices. With respect to the Japan Fund, the Trustees noted that the Japan Fund had outperformed the TOPIX Index and Morningstar Category Average for the quarter ended January 31, 2016 and outperformed the TOPIX Index for the 1 and 3-year periods and underperformed the TOPIX Index for the 5, and 10-year periods. With respect to the Global Fund, the Trustees noted that the Global Fund outperformed its Morningstar Category Average and the MSCI All Country World Index for the quarter ended January 31, 2016 and over the longer-term periods including the 1, 3, 5 and 10-year periods, the Global Fund generally underperformed both its Morningstar Category Average and the MSCI All Country World Index. With respect to the Real Estate Fund, the Trustees noted that the Real Estate Fund underperformed its Morningstar Category Average and MSCI U.S. REIT Index for the quarter ended January 31, 2016 and for the longer term periods including the 1, 3, 5 and 10 year periods it generally underperformed both its Category Average and Index. The Trustees noted that the Real Estate Fund’s investment mandate may be broader than the REIT funds represented in the Morningstar Category Average Index as the Real Estate Fund may invest in real estate operating companies to a larger extent than those other funds. With respect to the Africa Fund, the Trustees noted that the Africa Fund did not have a Morningstar comparative peer group category. The Trustees noted that the Africa Fund underperformed the Dow Jones African Titans Index and the MSCI Emerging Markets Index for the quarter ended January 31, 2016. It was noted that for the longer term including the 1-year, 3 year and since inception periods, the Africa Fund tended to underperform the MSCI Emerging Markets Index but outperform the Dow Jones African Titans Index. After reviewing and discussing the short and long-term investment performance of the Funds further, FCA’s experience managing the Funds, FCA’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and FCA was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by FCA

In considering the costs of the services to be provided and profits to be realized by FCA from the relationship with the Funds, the Trustees considered: (1) FCA’s financial condition (as reflected in the financial statements of its parent company) and the level of commitment to the Funds and FCA by the principals of FCA; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by FCA regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for FCA in managing the Funds. The Trustees noted that FCA continues not to be profitable with regard to its relationship with the Funds. It was noted that FCA expects to lose more money this fiscal year than in the prior year with regard to certain of the Funds. The Trustees then compared the advisory fees and net and/or gross operating expenses of the Funds to other comparable mutual funds as identified by Lipper Category. The Trustees noted that while the Funds’ advisory fees were generally in line with other funds, the Funds’ level of net operating expense ratios were above the levels of the other identified comparable funds (each of the Funds other than the Japan Fund and Africa Fund having the highest or near the highest net operating expense ratios identified in their respective peer groups). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful expense comparisons with other funds. The Trustees noted that FCA had recently implemented a significantly reduced advisory fee for the Africa Fund making it very competitive in its category. It was also noted that FCA recently renewed its contractual fee waiver for each of the Africa Fund and Japan Fund. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at the respective peer groups average cost levels and that FCA had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted FCA’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable

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APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT – April 30, 2016 (Unaudited) – (Continued)

given the complex regulatory requirements, the unique investment strategies of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to FCA by the Funds and the profits to be realized by FCA, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Economies of Scale

The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than FCA if applicable asset levels are attained by the Funds. The Trustees recognized that FCA permanently reduced its advisory fee for the Africa Fund and put in place a contractual fee waiver for the Africa Fund and the Japan Fund. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by FCA.

Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser

In considering FCA’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as follows: (i) the experience and ability of the advisory personnel assigned to the Funds; (ii) the basis for soft dollar payments with broker-dealers; (iii) the basis of decisions to buy or sell securities for the Funds and/or FCA’s other accounts, including other accounts that may invest in similar geographic areas in which the Funds invest; (iv) and the substance and administration of FCA’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to FCA’s potential conflicts of interest. The Trustees considered that FCA may assess a fee to its separate account clients that invest a portion of the assets of such separate accounts into the Fund in addition to the management fees that are assessed at the Fund level. The Trustees expressed the view that the services rendered to the separate accounts were distinct from those rendered to the Funds. The Trustees also noted that FCA may enjoy some enhanced status as an investment adviser to a family of registered mutual funds. Based on the foregoing, the Board determined that FCA’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

SEMI-ANNUAL REPORT 2016

ADDITIONAL INFORMATION – April 30, 2016 (Unaudited)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/15 – 4/30/16	Expense Ratio During Period* 11/1/15 – 4/30/16
Australia/New Zealand Fund	$1,000.00	$1,115.80	$14.99	2.85%
Africa Fund	1,000.00	946.30	8.47	1.75%
Japan Fund	1,000.00	993.90	11.54	2.33%
Global Fund	1,000.00	989.20	14.79	2.99%
Real Estate Securities Fund	1,000.00	990.30	14.98	3.03%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2015	Ending Account Value 4/30/2016	Expenses Paid During Period* 11/1/15 – 4/30/16	Expense Ratio During Period* 11/1/15 – 4/30/16
Australia/New Zealand Fund	$1,000.00	$1,010.70	$14.24	2.85%
Africa Fund	1,000.00	1,016.16	8.77	1.75%
Japan Fund	1,000.00	1,013.29	11.65	2.33%
Global Fund	1,000.00	1,010.00	14.94	2.99%
Real Estate Securities Fund	1,000.00	1,009.81	15.12	3.03%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year) to reflect the one-half year period.

SEMI-ANNUAL REPORT 2016

ADDITIONAL INFORMATION – April 30, 2016 (Unaudited) – (Continued)

Disclosure of Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT 2016

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Commonwealth International Series Trust (the “Trust”) recognizes and respects the privacy expectations of our customers1. We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Trust.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, including written, telephonic or electronic, between a customer and the Trust or service providers to the Trust.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Trust:

•	as permitted by law – for example with service providers who maintain or service shareholder accounts for the Trust or to a shareholder’s broker or agent;

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Trust:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Trust; and

•	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Trust.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Trust.

[1]	For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Trust and individuals who provide nonpublic personal information to the Trust, but do not invest in Trust shares.

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

	(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

	(3)	Not Applicable

(b)		Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Commonwealth International Series Trust

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President

Date 6/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert Scharar
Robert Scharar, President
Date 6/28/2016
By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer
Date 6/28/2016